Right of use assets & lease liabilities - Lease liability (Details) € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Right of use assets & lease liabilities
Balance at April 1, 2019	€ 140.4
Additions	166.1
Financing cash outflows from lease liabilities	(67.5)
Interest expense	5.6
Exchange movements	1.3
Balance at March 31, 2020	245.9
Present value of future minimum lease payments classified as Debt	172.0
Lease liabilities	€ 417.9